Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000032270
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sit Large Cap Growth Fund
Without Sales Load [Member] | C000032270
Average Annual Return [Line Items]
Average Annual Return, Percent	30.22%	17.79%	14.56%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.13%	14.14%	12.15%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	33.48%	19.34%	16.33%